Subsequent Events (Details Narrative) (10K) - USD ($)							3 Months Ended		12 Months Ended
	May 29, 2019	Apr. 09, 2019	Apr. 04, 2019	Jan. 23, 2019	Oct. 31, 2018	Oct. 05, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 06, 2018
Common stock, par value							$ 0.001		$ 0.001	$ 0.001
Aggregate gross proceeds from issuance of stock							$ 1,000		$ 11,212	$ 27,206
Common stock par value							$ 0.001		$ 0.001	$ 0.001
Debt instrument conversion of shares amount										$ 15,418,864
Common stock, shares issued							71,426,401		71,931,693	36,828,371
Common stock, shares outstanding							71,426,401		71,931,693	36,828,371
HTS Purchase Agreement [Member]
Number of shares issued for acquisition, shares						22,452,954
Number of common stock issued, value						$ 5,298,897
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Common stock, par value		$ 0.001	$ 0.001
Aggregate gross proceeds from issuance of stock		$ 5,000,000	$ 5,000,000
Shares issued, price per share		$ 0.30
Common stock par value		$ 0.001	$ 0.001
Number of warrants to purchase common stock		16,666,668	16,666,668
Warrants exercise price		$ 0.35	$ 0.35
Debt instrument conversion of shares amount			$ 200,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Principal Stockholder [Member]
Warrants term		5 years 6 months
Debt instrument conversion of shares amount		$ 200,000
Subsequent Event [Member] | HTS Purchase Agreement [Member] | Minimum [Member]
Number of shares issued for acquisition, shares	11,368,297
Number of common stock issued, value	$ 2,682,918
Common stock, shares issued	77,008,411
Common stock, shares outstanding	77,008,411
Subsequent Event [Member] | HTS Purchase Agreement [Member] | Maximum [Member]
Number of shares issued for acquisition, shares	22,452,954
Number of common stock issued, value	$ 5,298,897
Common stock, shares issued	88,093,068
Common stock, shares outstanding	88,093,068
Subsequent Event [Member] | HTS Purchase Agreement [Member] | Campbeltown Consulting, Ltd [Member]
Number of shares return for cancelation	5,542,328
Subsequent Event [Member] | HTS Purchase Agreement [Member] | Walefar Investments, Ltd [Member]
Number of shares return for cancelation	5,542,329
2018 Equity Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of additional shares authorized					20,000,000
Share-based compensation arrangement by share-based payment award, number of shares authorized											100,000,000
2018 Equity Incentive Plan [Member] | Subsequent Event [Member]
Reverse stock split description				Authorize the Board to effectuate a reverse split (the “Reverse Split”) of our common stock by a ratio of not less than one (1) for fifteen (15) (the “Range”), with the exact ratio to be set at a whole number within the Range as determined by the Board in its sole discretion.
Share-based compensation arrangement by share-based payment award, number of shares authorized				200,000,000